DEBT - Debt and Lease Restrictions Narrative (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Free liquid assets requirement (at least)	$ 30,000,000
EBITDA to debt service leverage ratio, minimum	1.15
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Percent of outstanding facility amount (at least)	110.00%
Minimum
Debt Instrument [Line Items]
Consolidated net worth requirement	$ 123,950,000
Maximum
Debt Instrument [Line Items]
Consolidated net worth requirement	$ 250,000,000
Certain Partnership Subsidiaries
Debt Instrument [Line Items]
EBITDA to debt service leverage ratio, minimum	1.10